Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Bank Borrowings
Not later than 1 year	$ 26,861,000	$ 19,957,000
Between 1 and 5 years	19,990,000	26,830,000
Bank borrowings	46,851,000	46,787,000
Unutilized bank borrowing facilities	$ 80,000,000	$ 70,000,000